Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Uncertain tax positions
Accrued interest and penalties	$ 449	$ 5
Balance at the Beginning of the year	91	211
Increases for tax positions taken in prior years	1,339
Increases for tax positions taken in the current year	72
Decreases due to statute expirations	52	120
Balance at the End of the year	1,450	$ 91
Minimum
Uncertain tax positions
Reasonable change of unrecognized tax benefits in the next 12 months	0
Maximum
Uncertain tax positions
Reasonable change of unrecognized tax benefits in the next 12 months	$ 252